UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [_]: Amendment Number:
                                               -----

This Amendment (Check only one): [_] is a restatement
                                 [X] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Shelter Mutual Insurance Company
Address:   1817 W Broadway
           Columbia, MO 65218

Form 13F File Number: 28-13418

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerry French
Title:   Executive Vice President - Investments
Phone:   573-214-4506

Signature, Place, and Date of Signing:


Jerry French              Columbia, MO         July 10, 2009
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)


Report Type(check only one) :

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         37
Form 13F Information Table Value Total:   $171,432
                                        (thousands)

List of Other Included Managers:		NONE

                           FORM 13F INFORMATION TABLE

                                  TITLE
                                    OF             VALUE    SHRS OR          INVESTMENT      VOTING AUTHORITY
NAME OF ISSUER                    CLASS   CUSIP  (X$1000)   PRN AMT  SH/ PRN DISCRETION SOLE  SHARED  NONE
BERKSHIRE HATHAWAY                COM   084670108   11,520        128  SH       SOLE                    128
PEPSICO INCORPORATED              COM   713448108    9,398    171,000  SH       SOLE                 171,000
INTERNATIONAL BUSINESS MACHINE    COM   459200101    9,293     89,000  SH       SOLE                 89,000
EXXON MOBIL CORPORATION           COM   30231G102    8,044    115,062  SH       SOLE                 115,062
BHP BILLITON LTD - SPON ADR       ADR   088606108    7,881    144,000  SH       SOLE                 144,000
WAL-MART STORES                   COM   931142103    7,097    146,512  SH       SOLE                 146,512
UNION PACIFIC CORPORATION         COM   907818108    6,872    132,000  SH       SOLE                 132,000
SCHLUMBERGER LTD                  COM   806857108    6,785    125,400  SH       SOLE                 125,400
3M COMPANY                        COM   88579Y101    6,431    107,000  SH       SOLE                 107,000
ROYAL DUTCH SHELL PLC - ADR A     ADR   780259206    5,847    116,500  SH       SOLE                 116,500
MEDCO HEALTH SOLUTIONS INC        COM   58405U102    5,690    124,750  SH       SOLE                 124,750
EMERSON ELECTRIC CO               COM   291011104    5,038    155,500  SH       SOLE                 155,500
ORACLE CORP                       COM   68389X105    4,914    229,400  SH       SOLE                 229,400
PRAXAIR INC                       COM   74005P104    4,904     69,000  SH       SOLE                 69,000
HOSPIRA INC                       COM   441060100    4,692    121,800  SH       SOLE                 121,800
PROCTER & GAMBLE CO               COM   742718109    4,650     91,000  SH       SOLE                 91,000
ABBOTT LABS                       COM   002824100    4,553     96,800  SH       SOLE                 96,800
CATERPILLAR TRACTOR CO            COM   149123101    4,427    134,000  SH       SOLE                 134,000
CISCO SYSTEMS INC                 COM   17275R102    4,375    234,600  SH       SOLE                 234,600
COVIDIEN LTD                      COM   G2554F105    4,300    114,850  SH       SOLE                 114,850
ILLINOIS TOOL WORKS               COM   452308109    4,107    110,000  SH       SOLE                 110,000
KIMBERLY CLARK CORPORATION        COM   494368103    3,890     74,200  SH       SOLE                 74,200
BRISTOL-MYERS SQUIBB CO           COM   110122108    3,325    163,700  SH       SOLE                 163,700
TARGET CORP                       COM   87612E106    3,276     83,000  SH       SOLE                 83,000
ENBRIDGE INC.                     COM   29250N105    3,056     88,000  SH       SOLE                 88,000
MERCK & CO.                       COM   589331107    2,969    106,200  SH       SOLE                 106,200
GENERAL ELECTRIC COMPANY          COM   369604103    2,696    230,000  SH       SOLE                 230,000
MICROSOFT CORP.                   COM   594918104    2,615    110,000  SH       SOLE                 110,000
BP P.L.C.                         ADR   055622104    2,479     52,000  SH       SOLE                 52,000
SPECTRA ENERGY CORP               COM   847560109    2,376    140,400  SH       SOLE                 140,400
HSBC HOLDINGS PLC-SPONS ADR       ADR   404280406    2,297     55,000  SH       SOLE                 55,000
LOWE'S CORP                       COM   548661107    2,135    110,000  SH       SOLE                 110,000
INTEL CORP                        COM   458140100    2,072    125,200  SH       SOLE                 125,200
HEWLETT-PACKARD CO.               COM   428236103    2,033     52,600  SH       SOLE                 52,600
JM SMUCKER CO                     COM   832696405    1,917     39,400  SH       SOLE                 39,400
PHILIP MORRIS INTERNATIONAL       COM   718172109    1,771     40,600  SH       SOLE                 40,600
AMETEK INC                        COM   031100100    1,705     49,300  SH       SOLE                 49,300

GRAND TOTALS                                       171,432  4,147,902


